Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B		Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2021		$ 2,487	$ 1,287		$ 865,761		$ 8,455,252	$ (291,741)	$ 9,033,046
Balance (in Shares) at Dec. 31, 2021	[1]	24,871,433	12,860,877
Capital contribution from shareholders					1,500,000				1,500,000
Declaration of dividends							(16,192,884)		(16,192,884)
Appropriation of statutory reserve						22,658	(22,658)
Accretion of convertible redeemable preferred shares							(135,781)		(135,781)
Net income (loss)							7,903,611		7,903,611
Foreign currency translation adjustments								287,598	287,598
Balance at Dec. 31, 2022		$ 2,487	$ 1,287		2,365,761	22,658	7,540	(4,143)	2,395,590
Balance (in Shares) at Dec. 31, 2022	[1]	24,871,433	12,860,877
Reverse recapitalization			$ 292		(472,923)				(472,631)
Reverse recapitalization (in Shares)	[1]		2,923,999
Disposal of a subsidiary					472,631				472,631
Capitalization of offering costs pursuant to reverse recapitalization					(3,472,759)				(3,472,759)
Issuance of Class B ordinary shares pursuant to conversion of Series A convertible redeemable preferred shares			$ 58		3,295,723				3,295,781
Issuance of Class B ordinary shares pursuant to conversion of Series A convertible redeemable preferred shares (in Shares)	[1]		582,924
Issuance of Class B ordinary shares to a financial advisor (Note 11)			$ 112		(112)
Issuance of Class B ordinary shares to a financial advisor (Note 11) (in Shares)	[1]		1,120,000
Repurchase and cancellation of Class B ordinary shares (Note 11)			$ (24)		(432,726)				(432,750)
Repurchase and cancellation of Class B ordinary shares (Note 11) (in Shares)	[1]		(240,417)
Appropriation of statutory reserve						135,369	(135,369)
Accretion of convertible redeemable preferred shares							(160,000)		(160,000)
Net income (loss)							9,750,046		9,750,046
Foreign currency translation adjustments								39,671	39,671
Balance at Dec. 31, 2023		$ 2,487	$ 1,725		1,755,595	158,027	9,462,217	35,528	11,415,579
Balance (in Shares) at Dec. 31, 2023	[1]	24,871,433	17,247,383
Issuance of Class B ordinary shares pursuant to conversion of convertible notes			$ 775		2,693,225				2,694,000
Issuance of Class B ordinary shares pursuant to conversion of convertible notes (in Shares)			7,751,939	[1]
Issuance of warrants pursuant to conversion of convertible notes					1,306,000				1,306,000
Repurchase and cancellation of Class B ordinary shares (Note 11)			$ (48)		(865,452)				(865,500)
Repurchase and cancellation of Class B ordinary shares (Note 11) (in Shares)			(480,833)	[1]
Accretion of convertible redeemable preferred shares
Net income (loss)							(7,419,412)		(7,419,412)
Foreign currency translation adjustments								(39,452)	(39,452)
Balance at Dec. 31, 2024		$ 2,487	$ 2,452		$ 4,889,368	$ 158,027	$ 2,042,805	$ (3,924)	$ 7,091,215
Balance (in Shares) at Dec. 31, 2024	[1]	24,871,433	24,518,489

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization. (Note 1)